MoA Clear Passage 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MoA Clear Passage 2065 Fund | MoA Clear Passage 2065 Fund
Prospectus [Line Items]
Annual Return [Percent]	18.17%	16.01%	20.50%	(15.54%)	21.73%